Common Stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common Stock

10.	COMMON STOCK

The Company is authorized to issue an unlimited number of voting, common stock without par value.  In the case of a potential takeover or change of control, shares may be transferred with the consent of a majority of the directors or the shareholders through resolution or by a signed instrument.

The Company has not issued any warrants in 2011, 2010 and 2009.
During the year ended December 31, 2011, the Company sold for cash 19,100,000 shares of common stock. This stock was sold for approximately $0.01 per share for a total of $130,419.

The Company also issued 1,200,000 shares of common stock during the 2011 fiscal year for services provided by non-employees. These shares were valued at a total of $24,264 based on the closing share price on the date of issuance.

Furthermore, one of the creditors of the Company converted approximately 60% of their notes payable into 4,729,775 shares of common stock thereof valued at $25,500. The conversions incurred on February 14, 2011, May 5, 2011, and September 1, 2011 with a closing share price of $0.03, $0.011, and $0.0075, respectively.

During the year ended December 31, 2010, the Company sold for cash 3,000,000 shares of common stock.  This stock was sold for approximately $0.01 per share for a total of $29,265.

The Company also issued 1,500,000 shares of common stock during the 2010 fiscal year for services provided by non-employees.  These shares were valued at a total of $39,309 based on the closing share price on the date of issuance.
Furthermore, the Company cancelled 1,700,000 shares of common stock during the 2010 fiscal year.